Goodwill and Intangible Assets, Net - Composition of Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 97,711	$ 70,351
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	32,989	25,160
Net Value	63,353
Goodwill and intangible assets, gross	374,668	182,075
Goodwill and intangible assets, net	341,679	156,915
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Balance	8,200	5,900
Accumulated Amortization	5,585	4,757
Net Value	2,615	1,143
Useful Life	5 years	5 years
Loss reserve discount
Finite-Lived Intangible Assets [Line Items]
Gross Balance	12,451	12,451
Accumulated Amortization	11,988	11,672
Net Value	463	779
Useful Life	7 years	7 years
Agent relationships
Finite-Lived Intangible Assets [Line Items]
Gross Balance	30,422	31,850
Accumulated Amortization	8,220	3,591
Net Value	22,202	28,259
Affinity partners
Finite-Lived Intangible Assets [Line Items]
Gross Balance	800	800
Accumulated Amortization	344	289
Net Value	456	511
Useful Life	11 years	11 years
Operating lease
Finite-Lived Intangible Assets [Line Items]
Gross Balance	3,508	3,508
Accumulated Amortization	3,508	2,934
Net Value	0	574
Useful Life	4 years 7 months 6 days	4 years 7 months 6 days
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Balance	2,500	2,500
Accumulated Amortization	2,292	1,917
Net Value	208	583
Useful Life	5 years	5 years
Value In Policies In Force
Finite-Lived Intangible Assets [Line Items]
Gross Balance	8,461
Accumulated Amortization	260
Net Value	8,201
Useful Life	1 year
Renewal Rights
Finite-Lived Intangible Assets [Line Items]
Gross Balance	30,000
Accumulated Amortization	792
Net Value	29,208
Useful Life	3 years
Minimum | Agent relationships
Finite-Lived Intangible Assets [Line Items]
Useful Life	11 years	11 years
Maximum | Agent relationships
Finite-Lived Intangible Assets [Line Items]
Useful Life	17 years	17 years
NGHC, excluding Reciprocal Exchanges
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	32,636
Net Value	52,945
Goodwill and intangible assets, gross	360,807
Goodwill and intangible assets, net	328,171
Reciprocal Exchanges
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	353
Net Value	10,408
Goodwill and intangible assets, gross	13,861
Goodwill and intangible assets, net	13,508
Management Contracts
Indefinite-lived Intangible Assets [Line Items]
Gross Balance	118,600
State Licenses
Indefinite-lived Intangible Assets [Line Items]
Gross Balance	$ 62,015	$ 54,715